REVENUE DISAGGREGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE DISAGGREGATION

4. REVENUE DISAGGREGATION

The Company’s disaggregated revenues consisted of the following:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Primary Geographical Markets
North America	$1,694,000	$1,228,000	$4,815,000	$3,565,000
Other	48,000	62,000	211,000	186,000
Total Revenue	$1,742,000	$1,290,000	$5,026,000	$3,751,000

Major Goods
Power supply units	$1,504,000	$1,238,000	$3,990,000	$3,468,000
EV chargers	238,000	52,000	1,036,000	283,000
Total Revenue	$1,742,000	$1,290,000	$5,026,000	$3,751,000

Timing of Revenue Recognition
Goods transferred at a point in time	$1,723,000	1,278,000	4,970,000	3,720,000
Revenue recognized over time	19,000	12,000	56,000	31,000
Total Revenue	$1,742,000	$1,290,000	$5,026,000	$3,751,000

Customer advances

We defer revenues when cash payments are received in advance of our performance obligation required under the guidelines of ASC 606. The revenue is recognized upon completion of our related performance obligations, typically within twelve months following receipt of the customer advances.

Customer advances consisted of the following:

Customer advances
Balance, December 31, 2024	$125,000
Advances received	1,292,000
Revenue recognized	(822,000)
Advances refunded	(261,000)
Total	$334,000

The customer advances are recorded in the Accounts payable, accrued expenses and other current liabilities line of the condensed consolidated balance sheets.

The following table provides the percentage of total revenue attributable to a single customer from which 10% or more of total revenue was derived:

	For the Three Months Ended September 30, 2025		For the Nine Months Ended September 30, 2025
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customers	Revenue	Customers	Revenue
Customer A	$351,000	20%	$1,325,000	26%
Customer B	$599,000	34%	$659,000	13%
Customer C	$96,000	6%	$529,000	11%
Customer D	$48,000	3%	$479,000	10%

	For the Three Months Ended September 30, 2024		For the Nine Months Ended September 30, 2024
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customers	Revenue	Customers	Revenue
Customer A	$549,000	45%	$1,373,000	37%

  4. REVENUE DISAGGREGATION

The Company’s disaggregated revenues consisted of the following:

	For the Year Ended December 31,
	2024	2023
Primary Geographical Markets
North America	$4,839,000	$3,771,000
Europe	49,000	29,000
Other	24,000	401,000
Total Revenue	$4,912,000	$4,201,000

Major Goods
Power supply units	$4,501,000	$3,854,000
EV chargers	411,000	347,000
Total Revenue	$4,912,000	$4,201,000

Timing of Revenue Recognition
Revenue recognized over time	$47,000	$16,000
Goods transferred at a point in time	4,865,000	4,185,000
Total Revenue	$4,912,000	$4,201,000

The Company’s related party sales consisted of the following:

	For the Year Ended December 31,
	2024	2023
Related Party
Subsidiaries of Hyperscale	$28,000	$14,000

The following table provides the percentage of total revenue attributable to a single customer from which 10% or more of total revenue is derived:

	For the Year Ended		For the Year Ended
	December 31, 2024		December 31, 2023
	Total Revenue	Percentage of Total	Total Revenue	Percentage of Total
	by Major	Company	by Major	Company
	Customers	Revenue	Customer	Revenue
Customer A	$1,721,000	35%	$769,000	18%
Customer B	$-	-%	$476,000	11%